                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               --------------
      This Amendment (Check only one): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 30 Rowes Wharf, Suite 500
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles Curtis
Title:   Chief Financial Officer
Phone:   617-897-5800

Signature, Place, and Date of Signing:

   /s/ Charles Curtis        Boston, Massachusetts         November 14, 2010
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         106

Form 13F Information Table Value Total: $1,612,082,
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/10

(ITEM 1)                  (ITEM 2)     (ITEM 3)        (ITEM 4)     (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)
                                                                                                            VOTING AUTHORITY
                                                                                                                (SHARES)
                                                                    SHARES OR                         ----------------------------
                           TITLE                         FAIR       PRINCIPAL   INVESTMENT   OTHER       SOLE     SHARED    NONE
NAME OF ISSUER            OF CLASS   CUSIP NUMBER    MARKET VALUE    AMOUNT     DISCRETION  MANAGERS      (A)       (B)      (C)
------------------------  --------  ---------------  ------------  -----------  ----------  --------  ----------  ------  --------
3M CO COM                 COMMON          88579Y101       780,390      9,000 X     SOLE                    9,000     0           0
A T & T INC (NEW)         COMMON          00206R102   143,858,000  5,030,000 X     SOLE                4,611,700     0     418,300
ABBOTT LABS               COMMON          002824100    58,978,960  1,129,000 X     SOLE                1,040,200     0      88,800
AGNICO EAGLE MINES LT     COMMON          008474108     5,433,795     76,500 X     SOLE                   72,000     0       4,500
AMERICAN ELECTRIC POW     COMMON          025537101       815,175     22,500 X     SOLE                   22,500     0           0
ANADARKO PETE CORP        COMMON          032511107    26,585,300    466,000 X     SOLE                  423,400     0      42,600
ARCAN RES LTD COM         COMMON          039252101       564,000    120,000 X     SOLE                  120,000     0           0
ARCHER DANIELS MIDLAN     COMMON          039483102    61,334,280  1,921,500 X     SOLE                1,743,500     0     178,000
AVION GOLD CORP COM       COMMON          053750105        68,237    100,000 X     SOLE                  100,000     0           0
B2GOLD CORP COM           COMMON          11777Q209       192,000    100,000 X     SOLE                  100,000     0           0
BANK OF AMERICA           COMMON          060505104    15,028,568  1,147,000 X     SOLE                1,065,500     0      81,500
BANK OF NEW YORK MELL     COMMON          064058100    20,368,335    779,500 X     SOLE                  722,500     0      57,000
BARRICK GOLD CORP COM     COMMON          067901108    85,543,920  1,848,000 X     SOLE                1,697,300     0     150,700
BEMIS INC COM             COMMON          081437105     4,206,875    132,500 X     SOLE                  125,000     0       7,500
BUNGE LIMITED             COMMON          G16962105       295,800      5,000 X     SOLE                    5,000     0           0
CENOVUS ENERGY INC CO     COMMON          15135U109     1,222,725     42,500 X     SOLE                   32,500     0      10,000
CENTRAL FD CDA LTD        COMMON          153501101     2,000,300    120,500 X     SOLE                  120,500     0           0
CENTRAL GOLDTRUST TR      COMMON          153546106     2,595,600     51,500 X     SOLE                   51,500     0           0
CGA MINING LTD SHS        COMMON          Q22628103     1,724,863    655,000 X     SOLE                  655,000     0           0
CHESAPEAKE ENERGY COR     COMMON          165167107     8,946,750    395,000 X     SOLE                  346,600     0      48,400
CHEVRONTEXACO CORPORA     COMMON          166764100     7,375,550     91,000 X     SOLE                   77,700     0      13,300
CISCO SYS INC             COMMON          17275R102    23,268,750  1,062,500 X     SOLE                  995,000     0      67,500
CITIGROUP CONV PFD 7.     PREFERR         172967416     8,659,887     73,364 X     SOLE                   68,864     0       4,500
CITIGROUP INC.            COMMON          172967101    24,339,750  6,225,000 X     SOLE                5,760,500     0     464,500
CLAUDE RES INC COM        COMMON          182873109       364,973    240,000 X     SOLE                  240,000     0           0
COCA COLA                 COMMON          191216100     1,170,400     20,000 X     SOLE                   20,000     0           0
COMCAST CORP CL A SPL     COMMON          20030N200       340,200     20,000 X     SOLE                   20,000     0           0
COMCAST CORP NEW COM      COMMON          20030N101    52,269,280  2,891,000 X     SOLE                2,660,800     0     230,200

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/10

(ITEM 1)                  (ITEM 2)     (ITEM 3)        (ITEM 4)     (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)
                                                                                                            VOTING AUTHORITY
                                                                                                                (SHARES)
                                                                    SHARES OR                         ----------------------------
                           TITLE                         FAIR       PRINCIPAL   INVESTMENT   OTHER       SOLE     SHARED    NONE
NAME OF ISSUER            OF CLASS   CUSIP NUMBER    MARKET VALUE    AMOUNT     DISCRETION  MANAGERS      (A)       (B)      (C)
------------------------  --------  ---------------  ------------  -----------  ----------  --------  ----------  ------  --------
CONAGRA INC               COMMON          205887102    14,995,990    683,500 X     SOLE                  620,000     0      63,500
CORNING INC               COMMON          219350105     3,930,200    215,000 X     SOLE                  208,500     0       6,500
CVS/CAREMARK CORP         COMMON          126650100     1,589,235     50,500 X     SOLE                   50,500     0           0
DELL INC COM              COMMON          24702R101    17,509,500  1,350,000 X     SOLE                1,271,500     0      78,500
DEVON ENERGY CORP NEW     COMMON          25179M103     4,972,032     76,800 X     SOLE                   74,000     0       2,800
DISNEY WALT PRODTNS       COMMON          254687106     1,324,000     40,000 X     SOLE                   40,000     0           0
E M C CORP MASS           COMMON          268648102    12,186,000    600,000 X     SOLE                  552,500     0      47,500
ENCANA CORP COM           COMMON          292505104     5,562,320    184,000 X     SOLE                  162,700     0      21,300
EQT CORP COM              COMMON          26884L109     2,884,800     80,000 X     SOLE                   70,000     0      10,000
EXXON CORPORATION         COMMON          30231G102    25,088,285    406,025 X     SOLE                  381,525     0      24,500
FRONTIER COMMUNICATIO     COMMON          35906A108    36,253,558  4,437,400 X     SOLE                4,051,180     0     386,220
GENERAL ELECTRIC          COMMON          369604103    34,628,750  2,131,000 X     SOLE                1,960,000     0     171,000
GILEAD SCIENCES INC C     COMMON          375558103     6,498,825    182,500 X     SOLE                  167,500     0      15,000
GOLDCORP INC NEW COM      COMMON          380956409     8,704,000    200,000 X     SOLE                  187,000     0      13,000
GOOGLE INC CL A           COMMON          38259P508     9,990,010     19,000 X     SOLE                   19,000     0           0
HALLIBURTON CO            COMMON          406216101     5,969,135    180,500 X     SOLE                  163,000     0      17,500
HESS CORP                 COMMON          42809H107    40,143,958    679,025 X     SOLE                  619,875     0      59,150
HEWLETT PACKARD           COMMON          428236103       378,630      9,000 X     SOLE                    9,000     0           0
IAMGOLD CORP COM          COMMON          450913108       354,200     20,000 X     SOLE                   20,000     0           0
INTEL CORP                COMMON          458140100    10,464,000    545,000 X     SOLE                  497,000     0      48,000
INTERNATIONAL BUSINES     COMMON          459200101    55,711,696    415,325 X     SOLE                  382,075     0      33,250
INTERNATIONAL PAPER C     COMMON          460146103     4,948,125    227,500 X     SOLE                  215,000     0      12,500
ISHARES RUSSELL 200 N     OPTION          2D799W088        29,382        166 X     SOLE                      166     0           0
ISHARES SLVR TR L-T J     OPTION          9TP99U056        99,200        155 X     SOLE                      155     0           0
ISHARES SLVR TR L-T J     OPTION          9TP99U122       196,650        345 X     SOLE                      345     0           0
J.P. MORGAN CHASE & C     COMMON          46625H100     5,994,450    157,500 X     SOLE                  149,500     0       8,000
KIRKLAND LAKE GOLD IN     COMMON          49740P106     2,661,437    314,900 X     SOLE                  314,900     0           0
KLONDEX MINES LTD         COMMON          498696103       153,600     80,000 X     SOLE                   80,000     0           0
KROGER CO                 COMMON          501044101    45,150,270  2,084,500 X     SOLE                1,899,300     0     185,200

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/10

(ITEM 1)                  (ITEM 2)     (ITEM 3)        (ITEM 4)     (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)
                                                                                                            VOTING AUTHORITY
                                                                                                                (SHARES)
                                                                    SHARES OR                         ----------------------------
                           TITLE                         FAIR       PRINCIPAL   INVESTMENT   OTHER       SOLE     SHARED    NONE
NAME OF ISSUER            OF CLASS   CUSIP NUMBER    MARKET VALUE    AMOUNT     DISCRETION  MANAGERS      (A)       (B)      (C)
------------------------  --------  ---------------  ------------  -----------  ----------  --------  ----------  ------  --------
LAKE SHORE GOLD CORP      COMMON          510728108     6,267,703  1,786,000 X     SOLE                1,786,000     0           0
LILLY ELI & CO            COMMON          532457108    16,255,850    445,000 X     SOLE                  410,000     0      35,000
MARSH & MCLENNAN COS      COMMON          571748102    15,617,700    647,500 X     SOLE                  597,000     0      50,500
MERCK & COMPANY           COMMON          58933Y105     2,171,790     59,000 X     SOLE                   59,000     0           0
METLIFE INC COM           COMMON          59156R108     5,959,750    155,000 X     SOLE                  143,500     0      11,500
MICROSOFT CORP            COMMON          594918104    89,633,400  3,660,000 X     SOLE                3,353,400     0     306,600
MOSAIC COMPANY            COMMON          61945A107    38,487,800    655,000 X     SOLE                  594,700     0      60,300
MYLAN LABS INC            COMMON          628530107    28,186,785  1,498,500 X     SOLE                1,369,300     0     129,200
NEWMONT MNG CORP          COMMON          651639106    35,550,460    566,000 X     SOLE                  517,200     0      48,800
NEWS CORP CL A            COMMON          65248E104     7,738,050    592,500 X     SOLE                  550,000     0      42,500
OMNICARE INC COM          COMMON          681904108    21,969,600    920,000 X     SOLE                  851,000     0      69,000
ORACLE SYS CORP           COMMON          68389X105     4,027,500    150,000 X     SOLE                  147,500     0       2,500
OREZONE GOLD CORP COM     COMMON          68616T109        14,427     10,000 X     SOLE                   10,000     0           0
PEPSICO INC               COMMON          713448108       332,200      5,000 X     SOLE                    5,000     0           0
PERSEUS MINING LTD SH     COMMON          Q74174105       377,000    130,000 X     SOLE                  130,000     0           0
PETROLEO BRASILEIRO S     COMMON          71654V408       562,185     15,500 X     SOLE                   15,500     0           0
PFIZER INC                COMMON          717081103    76,827,165  4,474,500 X     SOLE                4,115,000     0     359,500
QUALCOMM INC COM          COMMON          747525103       338,494      7,500 X     SOLE                    7,500     0           0
RAIFFEISEN INTL BK DE     OPTION          RIBH12P34        22,069        100 X     SOLE                      100     0           0
RAINY RIVER RES LTD C     COMMON          75101R100       166,694     20,000 X     SOLE                   20,000     0           0
RATEL GOLD LTD            COMMON          G73893102       112,100    295,000 X     SOLE                  295,000     0           0
ROYAL GOLD INC COM        COMMON          780287108       548,240     11,000 X     SOLE                   11,000     0           0
SAIC INC COM              COMMON          78390X101    39,670,350  2,482,500 X     SOLE                2,253,700     0     228,800
SAN GOLD CORP COM         COMMON          79780P104       179,850     55,000 X     SOLE                   55,000     0           0
SCHLUMBERGER              COMMON          806857108     6,407,440    104,000 X     SOLE                   91,500     0      12,500
SPDR GOLD JAN/11 80       OPTION          7W779W3AB       431,775         90 X     SOLE                       90     0           0
SPDR GOLD TRUST GOLD      COMMON          78463V107    13,430,550    105,000 X     SOLE                   88,000     0      17,000
SPROTT PHYSICAL GOLD      COMMON          85207H104     2,349,300    205,000 X     SOLE                  205,000     0           0
SUNCOR ENERGY INC         COMMON          867224107    22,605,975    694,500 X     SOLE                  647,700     0      46,800

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/10

(ITEM 1)                  (ITEM 2)     (ITEM 3)        (ITEM 4)     (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)
                                                                                                            VOTING AUTHORITY
                                                                                                                (SHARES)
                                                                    SHARES OR                         ----------------------------
                           TITLE                         FAIR       PRINCIPAL   INVESTMENT   OTHER       SOLE     SHARED    NONE
NAME OF ISSUER            OF CLASS   CUSIP NUMBER    MARKET VALUE    AMOUNT     DISCRETION  MANAGERS      (A)       (B)      (C)
------------------------  --------  ---------------  ------------  -----------  ----------  --------  ----------  ------  --------
TALISMAN ENERGY INC C     COMMON          87425E103    58,678,950  3,355,000 X     SOLE                3,057,800     0     297,200
TEXAS INSTRUMENTS INC     COMMON          882508104     2,306,900     85,000 X     SOLE                   85,000     0           0
TIME WARNER INC COM       COMMON          887317303    16,505,025    538,500 X     SOLE                  498,500     0      40,000
TOTAL FINA SA SPONSOR     COMMON          89151E109     8,385,000    162,500 X     SOLE                  161,000     0       1,500
TRANSATLANTIC HLDGS I     COMMON          893521104     2,159,850     42,500 X     SOLE                   41,500     0       1,000
TRAVELERS COMPANIES I     COMMON          89417E109    49,000,050    940,500 X     SOLE                  860,100     0      80,400
U S BANCORP               COMMON          902973304     5,729,300    265,000 X     SOLE                  260,000     0       5,000
UNUM GROUP COM            COMMON          91529Y106    13,179,250    595,000 X     SOLE                  552,500     0      42,500
VALERO ENERGY             COMMON          91913Y100    18,691,925  1,067,500 X     SOLE                  973,000     0      94,500
VANGUARD MUN BD FD IN     MUTUAL          922907886     1,227,600    110,000 X     SOLE                  110,000     0           0
VERIZON COMMUNICATION     COMMON          92343V104     5,784,725    177,500 X     SOLE                  169,500     0       8,000
VICTORIA GOLD CORP CO     COMMON          92625W101       580,213    480,000 X     SOLE                  480,000     0           0
VODAFONE GROUP INC        COMMON          92857W209       496,200     20,000 X     SOLE                   20,000     0           0
VOLTA RESOURCES INC C     COMMON          92870R104        53,400     30,000 X     SOLE                   30,000     0           0
WAL MART STORES INC       COMMON          931142103    58,925,520  1,101,000 X     SOLE                1,011,600     0      89,400
WELLS FARGO               COMMON          949746101     1,353,699     53,900 X     SOLE                   53,900     0           0
WHITING PETROLEUM C O     OPTION    101016P00085000         5,625        125 X     SOLE                      125     0           0
WHITING PETROLEUM C O     OPTION    101016P00095000        62,500        250 X     SOLE                      250     0           0
WILLIAMS CO               COMMON          969457100     6,019,650    315,000 X     SOLE                  300,500     0      14,500
YAHOO INC COM             COMMON          984332106     9,989,850    705,000 X     SOLE                  654,000     0      51,000